SEG Partners Long/Short Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Aerospace & Defense - 4.8%
Moog, Inc. - Class A	1,406	$ 548,129
TransDigm Group, Inc.	5,517	6,920,415
		7,468,544

Broadline Retail - 4.5%
Amazon.com, Inc. (a)	25,583	6,947,831

Capital Markets - 4.8%
Nasdaq, Inc.	79,298	7,469,079

Commercial Services & Supplies - 1.0%
Rollins, Inc.	38,934	1,478,324

Construction Materials - 5.9%
Martin Marietta Materials, Inc.	17,246	9,056,564

Containers & Packaging - 3.2%
Packaging Corp. of America	20,346	5,001,861

Diversified Consumer Services - 2.0%
Service Corp. International/US	35,858	3,090,601

Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp. - Class A	37,137	5,967,916
Teledyne Technologies, Inc. (a)	2,283	1,496,666
		7,464,582

Entertainment - 6.3%
Live Nation Entertainment, Inc. (a)	55,789	9,714,539

Financial Services - 0.4%
Corpay, Inc. (a)	1,513	578,132

Health Care Equipment & Supplies - 3.9%
STERIS PLC	26,421	6,034,556

Health Care Providers & Services - 6.8%
Labcorp Holdings, Inc.	33,831	10,460,545

Hotels, Restaurants & Leisure - 5.2%
Viking Holdings Ltd. (a)	76,282	7,960,027

Household Durables - 6.2%
Somnigroup International, Inc.	147,178	9,615,139

Insurance - 6.1%
Brown & Brown, Inc.	46,956	3,305,702
Markel Group, Inc. (a)	3,229	6,078,076
		9,383,778

Machinery - 4.2%
Middleby Corp. (a)		4,452	594,698
Midera Food Processing, Inc. (a)		3,227	154,735
Westinghouse Air Brake Technologies Corp.		19,962	5,806,147
			6,555,580

Professional Services - 0.5%
Verisk Analytics, Inc.		3,749	730,493

Semiconductors & Semiconductor Equipment - 3.4%
Entegris, Inc.		44,524	5,300,582

Software - 2.9%
Trimble, Inc. (a)		79,405	4,492,735

Specialty Retail - 4.4%
Dick's Sporting Goods, Inc.		1,499	293,669
Signet Jewelers Ltd.		48,975	4,549,778
Tractor Supply Co.		17,055	524,782
Williams-Sonoma, Inc.		6,309	1,442,616
			6,810,845

Trading Companies & Distributors - 2.5%
Core & Main, Inc. - Class A (a)		87,029	3,826,665
TOTAL COMMON STOCKS (Cost $112,939,198)			129,441,002

PURCHASED OPTIONS - 4.1% (a)	Notional Amount	Contracts	Value
Call Options - 3.9% (b)(c)
Alphabet, Inc.
Expiration: 08/21/2026; Exercise Price: $375.00	3,031,525	85	39,313
Expiration: 01/21/2028; Exercise Price: $330.00	7,560,980	212	1,829,560
Amazon.com, Inc.
Expiration: 08/21/2026; Exercise Price: $265.00	2,634,326	97	120,037
Expiration: 12/15/2028; Exercise Price: $280.00	9,695,406	357	2,588,250
Builders FirstSource, Inc., Expiration: 01/21/2028; Exercise Price: $100.00	298,980	45	45,225
Cloudflare, Inc.
Expiration: 01/21/2028; Exercise Price: $210.00	1,227,512	44	550,000
Expiration: 01/21/2028; Exercise Price: $220.00	613,756	22	264,000
Fortune Brands Innovations, Inc., Expiration: 01/21/2028; Exercise Price: $55.00	497,526	101	103,020
Microsoft Corp., Expiration: 08/21/2026; Exercise Price: $440.00	1,951,824	42	127,260
On Holding AG, Expiration: 01/21/2028; Exercise Price: $45.00	206,568	57	40,612
Polaris, Inc., Expiration: 01/15/2027; Exercise Price: $40.00	583,596	87	240,555
VF Corp., Expiration: 01/15/2027; Exercise Price: $17.50	1,294,528	904	78,648
Total Call Options			6,026,480

Put Options - 0.2% (b)(c)
Iron Mountain, Inc., Expiration: 01/21/2028; Exercise Price: $50.00	6,580,816	538	87,425
iShares Russell 2000 ETF
Expiration: 08/21/2026; Exercise Price: $284.00	9,172,800	315	80,010
Expiration: 09/18/2026; Exercise Price: $280.00	14,268,800	490	206,045
Total Put Options			373,480
TOTAL PURCHASED OPTIONS (Cost $5,058,299)			6,399,960

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (d)		Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.57% (e)		4,420	4,420
TOTAL MONEY MARKET FUNDS (Cost $4,420)			4,420

TOTAL INVESTMENTS - 87.9% (Cost $118,001,917)		135,845,382
Other Assets in Excess of Liabilities - 12.1%	0.12088	18,678,593
TOTAL NET ASSETS - 100.0%		$ 154,523,975

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

SEG Partners Long/Short Equity Fund
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
iShares Russell 2000 ETF (a)(b)
Expiration: 08/21/2026; Exercise Price: $268.00	$ (9,172,800)	(315)	$ (18,742)
Expiration: 09/18/2026; Exercise Price: $264.00	(14,268,800)	(490)	(84,770)
TOTAL WRITTEN OPTIONS (Premiums received $131,317)			$ (103,512)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SEG Partners Long/Short Equity Fund
Schedule of Securities Sold Short
July 31, 2026 (Unaudited)

COMMON STOCKS - (44.7)%	Shares	Value
Aerospace & Defense - (0.6)%
Curtiss-Wright Corp.	(1,323)	$ (957,852)

Air Freight & Logistics - (1.9)%
United Parcel Service, Inc. - Class B	(27,978)	(2,915,867)

Automobiles - (1.6)%
Ferrari NV	(3,379)	(1,330,887)
Tesla, Inc.	(3,807)	(1,184,776)
		(2,515,663)

Beverages - (0.4)%
PepsiCo, Inc.	(4,231)	(590,478)

Building Products - (2.1)%
A O Smith Corp.	(14,449)	(868,819)
Carlisle Cos., Inc.	(3,523)	(1,267,998)

Lennox International, Inc.	(1,818)	(756,070)
Trex Co., Inc.	(8,334)	(361,362)
		(3,254,249)

Capital Markets - (1.1)%
Interactive Brokers Group, Inc. - Class A	(5,400)	(475,146)
T Rowe Price Group, Inc.	(11,018)	(1,231,262)
		(1,706,408)

Commercial Services & Supplies - (1.2)%
Copart, Inc.	(64,353)	(1,873,959)

Construction & Engineering - (1.7)%
Comfort Systems USA, Inc.	(823)	(1,423,535)
Quanta Services, Inc.	(1,918)	(1,279,996)
		(2,703,531)

Consumer Discretionary - (0.7)%
Five Below, Inc.	(4,957)	(1,076,313)

Consumer Staples - (0.5)%
Costco Wholesale Corp.	(800)	(761,512)

Consumer Staples Distribution & Retail - (1.2)%
BJ's Wholesale Club Holdings, Inc.	(7,936)	(775,982)
Casey's General Stores, Inc.	(355)	(309,205)
Walmart, Inc.	(6,444)	(716,573)
		(1,801,760)

Diversified Telecommunication Services - (0.4)%
Space Exploration Technologies Corp. - Class A	(5,016)	(543,584)

Entertainment - (0.6)%
TKO Group Holdings, Inc.	(5,420)	(985,410)

Health Care Equipment & Supplies - (2.3)%
Dexcom, Inc.	(8,556)	(713,998)
IDEXX Laboratories, Inc.	(2,044)	(1,142,739)
Medline, Inc.	(16,337)	(641,717)
ResMed, Inc.	(5,268)	(1,111,443)
		(3,609,897)

Health Care Providers & Services - (1.5)%
DaVita, Inc.	(2,784)	(668,410)
UnitedHealth Group, Inc.	(3,932)	(1,629,421)
		(2,297,831)

Hotels, Restaurants & Leisure - (4.3)%
Airbnb, Inc. - Class A	(7,135)	(1,081,095)
Carnival Corp. Ltd.	(34,669)	(964,145)
Dutch Bros, Inc. - Class A	(13,296)	(875,276)
Norwegian Cruise Line Holdings Ltd.	(13,648)	(252,897)
Royal Caribbean Cruises Ltd.	(1,932)	(614,956)
Starbucks Corp.	(22,576)	(2,376,124)
Texas Roadhouse, Inc.	(2,406)	(494,289)
		(6,658,782)

Industrials - (0.5)%
XPO, Inc.	(3,470)	(697,366)

Insurance - (0.8)%
Arthur J Gallagher & Co.	(2,781)	(693,637)
Selective Insurance Group, Inc.	(5,807)	(550,446)
		(1,244,083)

Interactive Media & Services - (0.3)%
Meta Platforms, Inc. - Class A	(825)	(459,286)

IT Services - (0.1)%
Gartner, Inc.	(1,277)	(192,853)

Life Sciences Tools & Services - (0.9)%
Charles River Laboratories International, Inc.	(1,083)	(251,808)
Revvity, Inc.	(9,527)	(1,071,978)
		(1,323,786)

Machinery - (6.5)%
Caterpillar, Inc.	(2,962)	(2,413,467)
Dover Corp.	(5,583)	(1,142,394)
Federal Signal Corp.	(3,913)	(488,929)
Illinois Tool Works, Inc.	(3,017)	(865,728)
Oshkosh Corp.	(6,947)	(989,322)
Otis Worldwide Corp.	(10,890)	(783,536)
PACCAR, Inc.	(7,523)	(998,152)
Snap-on, Inc.	(3,759)	(1,542,731)
Trinity Industries, Inc.	(26,920)	(840,981)
		(10,065,240)

Oil, Gas & Consumable Fuels - (0.6)%
Texas Pacific Land Corp.	(2,473)	(995,580)

Passenger Airlines - (0.5)%
United Airlines Holdings, Inc.	(6,659)	(807,937)

Professional Services - (1.5)%
Automatic Data Processing, Inc.	(2,716)	(723,705)
FTI Consulting, Inc.	(4,306)	(686,290)
Thomson Reuters Corp.	(8,866)	(870,021)
		(2,280,016)

Semiconductors & Semiconductor Equipment - (0.4)%
ON Semiconductor Corp.	(8,350)	(681,444)

Software - (3.7)%
Guidewire Software, Inc.	(8,016)	(1,217,951)
Oracle Corp.	(12,583)	(1,634,154)
Procore Technologies, Inc.	(11,753)	(643,712)
Roper Technologies, Inc.	(1,949)	(763,950)
Strategy, Inc.	(15,351)	(1,431,941)
		(5,691,708)

Specialty Retail - (4.4)%
AutoZone, Inc.	(1,220)	(3,679,825)
Best Buy Co., Inc.	(6,681)	(576,303)
Floor & Decor Holdings, Inc. - Class A	(10,723)	(617,323)

Valvoline, Inc.	(20,928)	(803,844)
Wayfair, Inc. - Class A	(12,914)	(1,096,399)
		(6,773,694)

Technology Hardware, Storage & Peripherals - (1.0)%
Seagate Technology Holdings PLC	(1,757)	(1,504,220)

Textiles, Apparel & Luxury Goods - (0.5)%
Tapestry, Inc.	(5,216)	(794,762)

Trading Companies & Distributors - (0.9)%
Watsco, Inc.	(1,118)	(345,797)
WESCO International, Inc.	(3,065)	(1,052,797)
		(1,398,594)
TOTAL COMMON STOCKS (Proceeds $71,802,969)		(69,163,665)

REAL ESTATE INVESTMENT TRUSTS - (0.3)%	Shares	Value
Specialized REITs - (0.3)%
Iron Mountain, Inc.	(3,299)	(403,534)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $385,806)		(403,534)

TOTAL SECURITIES SOLD SHORT - (45.0)% (Proceeds $72,188,775)		$ (69,567,199)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

SEG Partners Long/Short Equity Fund
Schedule of Investments (continued)
Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)	Footnotes
Agilent Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/30/2027-08/17/2027	$2,338,453	$89,249
Allegion PLC	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/27/2027-08/30/2027	1,493,569	$101,667
Alphabet, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/18/2027-09/01/2027	549,954	$11,323
API Group Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027-09/01/2027	387,713	$8,389
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40%	10/27/2026-08/31/2027	5,541,949	$301,208
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2026-08/31/2027	823,256	$79,067
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027	28,247	$9,661
CH Robinson Worldwide, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	09/01/2027	—	$359
Clean Harbors, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/22/2027-08/09/2027	2,267,128	$116,738
Cloudflare, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/25/2027	80,067	$3,765
Cognex Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027-09/01/2027	406,902	$25,162
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/02/2026-06/08/2027	4,186,591	$597,039
Ecolab, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/29/2027-08/24/2027	2,564,468	$102,026
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/01/2026-05/04/2027	2,392,290	$306,254

ESCO Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/09/2027-06/15/2027	574,774	$18,995
First American Financial Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/07/2027-08/03/2027	504,908	$49,580
Garmin Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/24/2027-08/31/2027	1,091,393	$99,463
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/22/2027	76,553	$1,432
Intel Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/25/2027	922,475	$66,591
ITT, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027	2,258,278	$68,973
JPSEFLAG	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.20%	07/27/2027	(8,279,116)	$215,498	(a)
Lamar Advertising Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/04/2027-08/03/2027	343,594	$36,277
Liberty Media Corp.-Liberty Formula One	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/02/2027-06/15/2027	4,277,585	$388,922
Life Time Group Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/09/2027-08/30/2027	4,258,071	$585,161
Lindblad Expeditions Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027	95,869	$5,246
Microsoft Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/23/2027-09/01/2027	799,318	$125,783
MLSECONS	Bank of America	Short	Pay	EFFR + (0.25)%	08/03/2027	(471,858)	$950	(a)
MLSEHYPE	Bank of America	Short	Pay	EFFR + (0.20)%	06/29/2027-08/03/2027	(2,141,205)	$582,488	(a)
Paychex, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/25/2026-08/17/2027	3,861,445	$315,831
Pool Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/07/2027	32,314	$437
Pop Mart International Group Ltd.	Bank of America	Short	Pay	EFFR + (0.35)%	10/23/2026-02/17/2027	(660,946)	$312,341	(a)
SAP SE	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027-08/09/2027	1,289,161	$119,730
Solstice Advanced Materials, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/18/2027-08/31/2027	1,719,237	$32,166
St Joe Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/01/2026-08/03/2027	1,841,744	$231,396
Uber Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	474,015	$7,698
UBSEAISB	UBS	Short	Pay	EFFR + (0.20)%	06/21/2027-08/10/2027	(2,027,863)	$253,109	(a)
UBSECFRA	UBS	Short	Pay	EFFR + (0.20)%	06/08/2027-08/03/2027	(499,510)	$12,270	(a)
UBSEINDU	UBS	Short	Pay	EFFR + (0.20)%	08/10/2027	(4,337,003)	$156,932	(a)
UBSEPCSB	UBS	Short	Pay	EFFR + (0.15)%	08/31/2027	(4,308,412)	$120,968	(a)
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/07/2027-08/03/2027	348,548	$10,482
Watches of Switzerland Group PLC	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/03/2027-08/03/2027	1,942,706	$496,121
							$6,066,748

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)	Footnotes
Agilent Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/07/2027	$375,536	$(6,479)
Allegion PLC	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	149,530.00	$(4,368)
Alphabet, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/09/2027-08/17/2027	2,606,754.85	$(55,747)
Aritzia, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/05/2027	523,724.10	$(72,967)
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40%	11/03/2026-02/17/2027	667,530.45	$(45,455)
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	10/09/2026-08/03/2027	5,858,107.50	$(1,068,592)
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	10/05/2026-05/28/2027	1,943,135.74	$(165,079)
CGSQCORD	Citibank Global Markets, Inc.	Short	Pay	EFFR + (0.15)%	08/10/2027	(1,688,659.92)	$(136,158)	(a)
CH Robinson Worldwide, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/03/2027-08/31/2027	5,078,366.48	$(825,640)
Cloudflare, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/17/2027-09/01/2027	1,067,377.48	$(3,062)
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	1,067.30	$(64)
Ecolab, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/27/2027-08/31/2027	1,035,282.27	$(15,633)
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/26/2027-08/03/2027	3,468,023	$(256,701)
ESCO Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/25/2027-08/03/2027	459,693	$(32,276)

First American Financial Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/25/2027-09/01/2027	150,505	$(1,579)
GSCBOZVT	Goldman Sachs	Short	Pay	EFFR + (0.33)%	08/10/2027	(8,117,002)	$(272,965)	(a)
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027-08/24/2027	6,013,199	$(329,529)
Intel Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/22/2027-08/09/2027	749,923	$(230,872)
ITT, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/04/2027-05/28/2027	8,282,703	$(827,640)
JPSEETRS	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.20%	04/27/2027	(1,765,459)	$(173,522)	(a)
Liberty Media Corp.-Liberty Formula One	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027	1,159,406	$(3,988)
Merck KGaA	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	387,212	$(23)
MLSEAIVC	Bank of America	Short	Pay	EFFR + (0.20)%	08/10/2027	(3,081,582)	$(223,859)	(a)
MLSECONS	Bank of America	Short	Pay	EFFR + (0.25)%	05/31/2027-06/15/2027	(1,650,821)	$(102,914)	(a)
MSSEALCO	Bank of America	Short	Pay	EFFR + (0.15)%	08/24/2027	(1,388,218)	$(55,674)	(a)
Paychex, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	72,558	$(4,461)
Pool Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	07/12/2027-08/31/2027	1,319,284	$(133,209)
Pop Mart International Group Ltd.	Bank of America	Short	Pay	EFFR + (30.00)-(0.35)%	05/04/2027-08/03/2027	(389,829)	$(23,765)	(a)
QXO, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027-08/18/2027	566,527	$(58,088)
RH	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/17/2027-08/30/2027	683,432	$(77,401)
RPM International, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	446,803	$(12,965)
S&P Global, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/17/2027-08/18/2027	838,689	$(62,654)
SAP SE	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2027	150,940	$(2,981)
Solstice Advanced Materials, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/03/2027-08/25/2027	1,265,917	$(328,900)
St Joe Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/08/2027-08/31/2027	927,500	$(30,313)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/09/2027	693,693	$(78,520)
Tyler Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/18/2027	24,149	$(883)
UBSECFRA	UBS	Short	Receive	EFFR + 0.00%	01/00/1900	—	$(2,210)
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/03/2027-05/28/2027	555,471	$(81,625)
							$(5,808,762)
Net Unrealized Appreciation (Depreciation)							$257,986

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.

EFFR - Effective Federal Funds Rate was 3.63% as of July 31, 2026.

Payment frequency is at the applicable maturity date.

(a) The fund receives the total return on a portfolio of short equity positions.

The following tables represent disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:

CGSQCORD

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AT&T INC	(30,163)	$(701,298)	$36,721	(27.0)%
COMCAST CORP-CLASS A	(24,924)	(597,178)	102,276	(75.1)%
VERIZON COMMUNICATIONS INC	(8,336)	(390,227)	(1,038)	0.8%

GSCBOZVT
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ABBOTT LABORATORIES	(2,447)	$(258,646)	$22,194	(8.1)%
ADAPTHEALTH CORP	(5,575)	(60,209)	(2,430)	0.9%
AMCOR PLC	(4,925)	(221,019)	(136,406)	50.0%
BOSTON SCIENTIFIC CORP	(3,140)	(146,719)	55,546	(20.3)%
CHEESECAKE FACTORY INC/THE	(2,947)	(298,905)	(124,518)	45.6%
CELSIUS HOLDINGS INC	(5,908)	(172,574)	22,844	(8.4)%
DOMINO'S PIZZA INC	(495)	(171,844)	21,697	(7.9)%
DARDEN RESTAURANTS INC	(1,015)	(206,604)	(2,631)	1.0%
DAVITA INC	(3,104)	(745,353)	(276,813)	101.4%
DEXCOM INC	(7,467)	(623,121)	(125,370)	45.9%
EDWARDS LIFESCIENCES CORP	(5,260)	(452,762)	(15,196)	5.6%
HERSHEY CO/THE	(2,122)	(371,505)	1,679	(0.6)%
INSPIRE MEDICAL SYSTEMS INC	(2,664)	(133,778)	48,408	(17.7)%
KEURIG DR PEPPER INC	(7,615)	(236,968)	(24,727)	9.1%
KRAFT HEINZ CO/THE	(7,798)	(201,577)	(8,102)	3.0%
COCA-COLA CO/THE	(3,308)	(289,712)	(23,489)	8.6%
MCDONALD'S CORP	(615)	(166,342)	9,851	(3.6)%
MADRIGAL PHARMACEUTICALS INC	(110)	(51,398)	5,424	(2.0)%
MEDLINE INC-CL A	(7,331)	(287,961)	(15,287)	5.6%
MONDELEZ INTERNATIONAL INC-A	(6,756)	(420,956)	9,169	(3.4)%
MEDTRONIC PLC	(4,291)	(366,410)	1,781	(0.7)%
MERIT MEDICAL SYSTEMS INC	(1,210)	(102,893)	(4,705)	1.7%
MONSTER BEVERAGE CORP	(1,723)	(166,101)	(38,654)	14.2%
PEPSICO INC	(1,296)	(180,801)	(1,042)	0.4%
INSULET CORP	(1,439)	(237,900)	143,970	(52.7)%
RESTAURANT BRANDS INTERN	(3,079)	(227,940)	(12,869)	4.7%
RESMED INC	(2,597)	(547,924)	53,216	(19.5)%
SONOCO PRODUCTS CO	(1,541)	(86,835)	(16,007)	5.9%
WINGSTOP INC	(1,213)	(157,016)	35,723	(13.1)%
YUM! BRANDS INC	(2,015)	(308,903)	3,299	(1.2)%
ZIMMER BIOMET HOLDINGS INC	(2,301)	(216,166)	(25,006)	9.2%

JPSEETRS
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
BOOZ ALLEN HAMILTON HOLDINGS	(1,995)	(139,123)	8,180	(4.7)%
BILL HOLDINGS INC	(3,097)	(139,786)	(24,888)	14.3%
BOX INC - CLASS A	(4,274)	(134,859)	(23,216)	13.4%
COGNIZANT TECH SOLUTIONS-A	(2,846)	(157,534)	14,546	(8.4)%
DROPBOX INC-CLASS A	(4,259)	(138,684)	(26,257)	15.1%
DOCUSIGN INC	(2,527)	(138,533)	(21,785)	12.6%
EPAM SYSTEMS INC	(1,413)	(149,180)	(4,014)	2.3%
F5 INC	(285)	(114,645)	(18,755)	10.8%
INTL BUSINESS MACHINES CORP	(414)	(92,610)	5,645	(3.3)%
RINGCENTRAL INC-CLASS A	(3,038)	(168,967)	(45,625)	26.3%
SAGE GROUP PLC/THE	(11,009)	(144,222)	(14,007)	8.1%
VARONIS SYSTEMS INC	(2,703)	(107,968)	(28,791)	16.6%
WORKIVA INC	(2,331)	(139,401)	(21,057)	12.1%

JPSEFLAG
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AAON INC	(999)	(88,942)	7,219	3.4%
AXCELIS TECHNOLOGIES INC	(1,026)	(133,725)	(22,511)	(10.4)%
AECOM	(2,141)	(154,995)	(3,028)	(1.4)%
ACM RESEARCH INC-CLASS A	(4,047)	(317,530)	(2,022)	(0.9)%
AXON ENTERPRISE INC	(703)	(370,777)	(40,494)	(18.8)%
BALL CORP	(4,290)	(278,445)	(13,357)	(6.2)%
BUNGE GLOBAL SA	(2,368)	(251,518)	10,073	4.7%
COLGATE-PALMOLIVE CO	(570)	(52,003)	439	0.2%
CENCORA INC	(1,045)	(325,208)	(26,320)	(12.2)%
DOORDASH INC - A	(1,039)	(203,834)	(13,527)	(6.3)%
DEERE & CO	(654)	(387,417)	13,565	6.3%
DIGITALOCEAN HOLDINGS INC	(428)	(50,293)	9,332	4.3%
FIDELITY NATIONAL INFO SERV	(8,115)	(363,331)	(50,079)	(23.2)%
FISERV INC	(1,137)	(61,311)	10,025	4.7%
FORTINET INC	(1,302)	(210,916)	(13,689)	(6.4)%
GRAB HOLDINGS LTD - CL A	(74,982)	(262,436)	14,846	6.9%
HONEYWELL INTERNATIONAL INC	(65)	(15,690)	(708)	(0.3)%
INTL BUSINESS MACHINES CORP	(447)	(99,907)	5,659	2.6%
JACOBS SOLUTIONS INC	(3,315)	(447,334)	(30,603)	(14.2)%
KROGER CO	(3,582)	(206,850)	(126)	(0.1)%
LITHIA MOTORS INC	(765)	(294,818)	(71,382)	(33.1)%
LUMENTUM HOLDINGS INC	(210)	(150,081)	21,601	10.0%

LANTHEUS HOLDINGS INC	(3,004)	(299,350)	30,515	14.2%
MONSTER BEVERAGE CORP	(1,267)	(122,081)	(38,737)	(18.0)%
MOSAIC CO/THE	(6,793)	(150,260)	14,134	6.6%
NEWS CORP - CLASS A	(11,114)	(306,313)	(23,805)	(11.0)%
NEXTPOWER INC-CL A	(2,102)	(188,887)	36,240	16.8%
O'REILLY AUTOMOTIVE INC	(876)	(78,297)	208	0.1%
OUSTER INC	(7,059)	(275,391)	22,845	10.6%
PFIZER INC	(8,153)	(203,918)	(5,920)	(2.7)%
PTC INC	(3,606)	(494,733)	(77,234)	(35.8)%
RESTAURANT BRANDS INTERN	(3,695)	(273,470)	(12,896)	(6.0)%
RALPH LAUREN CORP	(587)	(223,178)	17,991	8.3%
SUPER MICRO COMPUTER INC	(4,105)	(116,568)	9,021	4.2%
T-MOBILE US INC	(394)	(68,045)	3,884	1.8%
TESLA INC	(278)	(86,661)	19,221	8.9%
ULTA BEAUTY INC	(255)	(130,928)	(6,331)	(2.9)%
UNITED THERAPEUTICS CORP	(379)	(196,422)	9,473	4.4%
WATERS CORP	(448)	(168,982)	(1,289)	(0.6)%
WESCO INTERNATIONAL INC	(490)	(168,407)	1,756	0.8%

MLSEAIVC
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ACCENTURE PLC-CL A	(618)	(102,544)	26,075	(11.6)%
ADOBE INC	(430)	(107,703)	(2,243)	1.0%
APPFOLIO INC - A	(169)	(30,468)	(2,281)	1.0%
BOOZ ALLEN HAMILTON HOLDINGS	(1,390)	(96,879)	8,176	(3.7)%
BILL HOLDINGS INC	(641)	(28,951)	(24,876)	11.1%
SALESFORCE INC	(607)	(111,786)	(4,306)	1.9%
COGNIZANT TECH SOLUTIONS-A	(2,216)	(122,659)	14,539	(6.5)%
DROPBOX INC-CLASS A	(1,971)	(64,172)	(26,245)	11.7%
AMDOCS LTD	(820)	(45,690)	9,097	(4.1)%
DUOLINGO	(233)	(31,362)	(3,567)	1.6%
EPAM SYSTEMS INC	(830)	(87,648)	(4,012)	1.8%
ELASTIC NV	(511)	(33,612)	(3,722)	1.7%
EXLSERVICE HOLDINGS INC	(930)	(31,545)	(4,721)	2.1%
EXPEDIA GROUP INC	(465)	(137,053)	(30,756)	13.7%
FTI CONSULTING INC	(172)	(27,347)	808	(0.4)%
FACTSET RESEARCH SYSTEMS INC	(503)	(132,357)	(29,261)	13.1%
GENPACT LTD	(872)	(30,671)	(1,257)	0.6%
GODADDY INC - CLASS A	(300)	(24,812)	154	(0.1)%
GITLAB INC-CL A	(2,266)	(78,211)	(14,102)	6.3%
H&R BLOCK INC	(1,431)	(63,021)	(14,866)	6.6%
INTL BUSINESS MACHINES CORP	(464)	(103,722)	5,643	(2.5)%
GARTNER INC	(711)	(107,417)	(3,240)	1.4%

JACOBS SOLUTIONS INC	(916)	(123,594)	(30,517)	13.6%
KBR INC	(818)	(29,933)	339	(0.2)%
LEIDOS HOLDINGS INC	(809)	(93,519)	24,538	(11.0)%
SERVICENOW INC	(1,120)	(124,587)	(11,855)	5.3%
OMNICOM GROUP	(1,403)	(110,395)	(6,821)	3.0%
PAYCOM SOFTWARE INC	(377)	(61,812)	(16,506)	7.4%
SS&C TECHNOLOGIES HOLDINGS	(786)	(60,524)	(5,928)	2.6%
ATLASSIAN CORP-CL A	(1,266)	(127,903)	(17,645)	7.9%
THOMSON REUTERS CORP	(1,279)	(125,538)	(24,328)	10.9%
UNITY SOFTWARE INC	(2,809)	(89,060)	(28,757)	12.8%
WORKDAY INC-CLASS A	(852)	(136,581)	(22,403)	10.0%
ZILLOW GROUP INC - C	(2,691)	(91,643)	17,097	(7.6)%

MLSECONS
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ACADEMY SPORTS & OUTDOORS IN	(1,135)	(53,865)	9,525	(9.3)%
BRUNSWICK CORP	(801)	(63,316)	(696)	0.7%
BIRKENSTOCK HOLDING PLC	(1,739)	(67,319)	361	(0.4)%
BOOKING HOLDINGS INC	(848)	(163,593)	(19,088)	18.7%
CARNIVAL CORP LTD	(2,919)	(81,178)	(2,185)	2.1%
DECKERS OUTDOOR CORP	(576)	(55,771)	4,257	(4.2)%
DOLLAR GENERAL CORP	(884)	(112,336)	2,220	(2.2)%
WALT DISNEY CO/THE	(1,290)	(124,119)	8,234	(8.1)%
EXPEDIA GROUP INC	(351)	(103,583)	(30,788)	30.2%
FLOOR & DECOR HOLDINGS INC-A	(965)	(55,545)	(1,565)	1.5%
LULULEMON ATHLETICA INC	(378)	(44,938)	11,869	(11.6)%
LAS VEGAS SANDS CORP	(2,057)	(100,571)	10,050	(9.9)%
MARRIOTT INTERNATIONAL -CL A	(396)	(147,793)	(10,350)	10.2%
VAIL RESORTS INC	(959)	(143,311)	(17,823)	17.5%
NORWEGIAN CRUISE LINE HOLDIN	(2,843)	(52,687)	1,720	(1.7)%
NIKE INC -CL B	(1,070)	(44,620)	9,108	(8.9)%
FERRARI NV	(365)	(143,878)	(18,027)	17.7%
ROYAL CARIBBEAN CRUISES LTD	(289)	(91,977)	(11,492)	11.3%
RALPH LAUREN CORP	(369)	(140,245)	17,959	(17.6)%
TKO GROUP HOLDINGS INC	(659)	(119,778)	11,096	(10.9)%
TAPESTRY INC	(882)	(134,412)	(6,227)	6.1%
WAYFAIR INC- CLASS A	(917)	(77,862)	(13,640)	13.4%

MLSEHYPE
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value

ARCHER AVIATION INC-A	(14,469)	(67,136)	30,799	5.3%
APPLOVIN CORP-CLASS A	(220)	(87,160)	36,287	6.2%
AST SPACEMOBILE INC	(914)	(53,899)	47,022	8.1%
AEROVIRONMENT INC	(368)	(54,981)	24,302	4.2%
AXON ENTERPRISE INC	(229)	(120,941)	(40,352)	(6.9)%
CELSIUS HOLDINGS INC	(2,020)	(59,009)	22,813	3.9%
CIPHER DIGITAL INC	(6,276)	(140,091)	(8,772)	(1.5)%
COINBASE GLOBAL INC -CLASS A	(569)	(83,272)	21,348	3.7%
CARVANA CO	(1,254)	(78,202)	12,922	2.2%
ROBINHOOD MARKETS INC - A	(1,177)	(101,887)	14,296	2.5%
IREN LTD	(1,890)	(69,538)	33,901	5.8%
JOBY AVIATION INC	(9,651)	(69,003)	50,332	8.6%
LAM RESEARCH CORP	(440)	(128,973)	(15,149)	(2.6)%
STRATEGY INC	(758)	(70,686)	49,494	8.5%
OPENDOOR TECHNOLOGIES INC	(20,119)	(75,848)	34,854	6.0%
PALANTIR TECHNOLOGIES INC-A	(670)	(82,431)	22,044	3.8%
D-WAVE QUANTUM INC	(4,916)	(88,882)	36,130	6.2%
QUANTUMSCAPE CORP	(11,621)	(60,660)	41,276	7.1%
ROBLOX CORP -CLASS A	(1,605)	(57,121)	37,007	6.4%
REDDIT INC-CL A	(613)	(86,179)	17,222	3.0%
RIGETTI COMPUTING INC	(5,797)	(86,670)	39,758	6.8%
RIVIAN AUTOMOTIVE INC-A	(7,187)	(109,383)	1,814	0.3%
ROCKET LAB CORP	(1,318)	(85,633)	52,026	8.9%
SOFI TECHNOLOGIES INC	(4,712)	(76,851)	20,582	3.5%

UBSEAISB
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ADVANCED ENERGY INDUSTRIES	(156)	(45,023)	(860)	(0.3)%
ASTERA LABS INC	(221)	(68,752)	(7,533)	(3.0)%
APPLIED MATERIALS INC	(118)	(59,682)	(8,343)	(3.3)%
ADVANCED MICRO DEVICES	(116)	(55,032)	(10,078)	(4.0)%
AMKOR TECHNOLOGY INC	(724)	(36,121)	6,718	2.7%
ARISTA NETWORKS INC	(353)	(63,711)	(9,809)	(3.9)%
BLOOM ENERGY CORP- A	(188)	(38,786)	1,044	0.4%
CELESTICA INC	(142)	(47,103)	(616)	(0.2)%
CREDO TECHNOLOGY GROUP HOLDI	(305)	(63,171)	(8,283)	(3.3)%
COREWEAVE INC-CL A	(489)	(35,129)	8,819	3.5%
DYCOM INDUSTRIES INC	(116)	(46,371)	570	0.2%
FLEX LTD	(365)	(41,557)	(3,205)	(1.3)%
FABRINET	(72)	(31,497)	6,036	2.4%
GE VERNOVA INC	(49)	(48,590)	(3,889)	(1.5)%
IES HOLDINGS INC	(76)	(56,291)	(14,306)	(5.7)%
KLA CORP	(280)	(51,102)	38,838	15.3%

LAM RESEARCH CORP	(174)	(51,054)	(15,303)	(6.0)%
MKS INC	(163)	(48,408)	(1,585)	(0.6)%
MONOLITHIC POWER SYSTEMS INC	(32)	(46,274)	(5,673)	(2.2)%
MARVELL TECHNOLOGY INC	(282)	(52,961)	(6,819)	(2.7)%
MACOM TECHNOLOGY SOLUTIONS H	(136)	(34,112)	3,554	1.4%
MICRON TECHNOLOGY INC	(68)	(55,557)	(9,221)	(3.6)%
NEBIUS GROUP NV	(245)	(46,698)	(8,019)	(3.2)%
NRG ENERGY INC	(395)	(53,002)	1,575	0.6%
NOVA LTD	(100)	(39,117)	6,310	2.5%
NVENT ELECTRIC PLC	(301)	(46,318)	(4,395)	(1.7)%
OKLO INC	(835)	(32,442)	17,934	7.1%
ORACLE CORP	(268)	(34,744)	7,753	3.1%
EVERPURE INC-A	(626)	(48,309)	(2,152)	(0.9)%
RAMBUS INC	(396)	(36,007)	9,357	3.7%
CONSTRUCTION PARTNERS INC-A	(427)	(44,170)	3,542	1.4%
SITIME CORP	(66)	(35,287)	(777)	(0.3)%
SUPER MICRO COMPUTER INC	(1,635)	(46,438)	9,080	3.6%
SEMTECH CORP	(361)	(42,527)	(1,910)	(0.8)%
SANDISK CORP	(36)	(43,689)	(99)	0.0%
STERLING INFRASTRUCTURE INC	(62)	(36,707)	(1,706)	(0.7)%
SEAGATE TECHNOLOGY HOLDINGS	(64)	(55,102)	(14,033)	(5.5)%
SYMBOTIC INC | sym	(1,069)	(46,028)	4,811	1.9%
TALEN ENERGY CORP	(151)	(50,312)	2,443	1.0%
TEXAS PACIFIC LAND CORP	(130)	(52,220)	(3,560)	(1.4)%
TTM TECHNOLOGIES	(305)	(35,155)	4,071	1.6%
URANIUM ENERGY CORP	(3,670)	(35,230)	11,119	4.4%
VERTIV HOLDINGS CO-A	(143)	(34,441)	2,517	1.0%
WESTERN DIGITAL CORP	(106)	(57,679)	(14,547)	(5.7)%

UBSEINDU
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AAON INC	(652)	(58,072)	7,242	4.6%
AGCO CORP	(945)	(96,495)	13,271	8.5%
ALASKA AIR GROUP INC	(2,751)	(130,526)	(16,137)	(10.3)%
ALLISON TRANSMISSION HOLDING	(986)	(112,993)	6,263	4.0%
ARCBEST CORP	(1,208)	(174,399)	(31,600)	(20.1)%
AXON ENTERPRISE INC	(211)	(111,405)	(40,623)	(25.9)%
BRADY CORPORATION - CL A	(1,344)	(126,663)	(14,362)	(9.2)%
CNH INDUSTRIAL NV	(10,569)	(108,328)	3,573	2.3%
CSX CORP	(2,928)	(147,556)	(18,035)	(11.5)%
CENTURI HOLDINGS INC	(4,091)	(113,895)	19,721	12.6%
DUCOMMUN INC	(925)	(165,650)	(32,236)	(20.5)%
DEERE & CO	(204)	(120,810)	13,609	8.7%

DNOW INC	(9,998)	(141,178)	(14,387)	(9.2)%
FLUOR CORP	(2,609)	(130,900)	(4,384)	(2.8)%
GENERAL DYNAMICS CORP	(334)	(128,054)	(12,182)	(7.8)%
GENERAC HOLDINGS INC	(551)	(108,576)	22,876	14.6%
GRANITE CONSTRUCTION INC	(950)	(114,965)	10,807	6.9%
JBT MAREL CORP	(789)	(109,241)	(4,757)	(3.0)%
KRATOS DEFENSE & SECURITY	(1,409)	(65,644)	27,671	17.6%
LENNOX INTERNATIONAL INC	(228)	(94,796)	21,089	13.4%
NORTHROP GRUMMAN CORP	(163)	(88,365)	10,733	6.8%
OWENS CORNING	(1,080)	(150,076)	(19,901)	(12.7)%
OTIS WORLDWIDE CORP	(1,329)	(95,633)	6,121	3.9%
PACCAR INC	(977)	(129,608)	(14,717)	(9.4)%
GIBRALTAR INDUSTRIES INC	(2,922)	(123,500)	(7,682)	(4.9)%
ROCKWELL AUTOMATION INC	(319)	(152,940)	(19,264)	(12.3)%
REGAL REXNORD CORP	(606)	(124,327)	91	0.1%
REPUBLIC SERVICES INC	(520)	(109,482)	1,111	0.7%
RUSH ENTERPRISES INC-CL A	(1,753)	(139,891)	(17,807)	(11.3)%
RXO INC	(7,798)	(157,910)	(5,861)	(3.7)%
SCHNEIDER NATIONAL INC-CL B	(4,408)	(157,547)	(23,386)	(14.9)%
STANDEX INTERNATIONAL CORP	(472)	(139,895)	(11,370)	(7.2)%
TIMKEN CO	(1,169)	(160,817)	(28,192)	(18.0)%
WERNER ENTERPRISES INC	(3,630)	(135,829)	(7,071)	(4.5)%
WASTE MANAGEMENT INC	(490)	(110,923)	529	0.3%

UBSEPCSB
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ALLSTATE CORP	(9,031)	(2,384,841)	(533,068)	(440.7)%
CNA FINANCIAL CORP	(1,560)	(81,877)	(7,258)	(6.0)%
HANOVER INSURANCE GROUP INC	(2,169)	(504,588)	(120,994)	(100.0)%
KEMPER CORP	(5,578)	(158,304)	41,357	34.2%
MERCURY GENERAL CORP	(2,663)	(285,256)	(45,293)	(37.4)%
SAFETY INSURANCE GROUP INC	(465)	(48,036)	(12,195)	(10.1)%
SELECTIVE INSURANCE GROUP	(4,119)	(390,429)	(41,928)	(34.7)%

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

SEG Partners Long/Short Equity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 129,441,002	$ –	$ –	$ 129,441,002
Purchased Options	–	6,399,960	–	6,399,960
Money Market Funds	4,420	–	–	4,420
Total Investments	$ 129,445,422	$ 6,399,960	$ –	$ 135,845,382

Other Financial Instruments:
Total Return Swaps *	$ –	$ 6,066,748	$ –	$ 6,066,748
Total Other Financial Instruments	$ –	$ 6,066,748	$ –	$ 6,066,748

Liabilities:
Investments:
Common Stocks	$ (69,163,665)	$ –	$ –	$ (69,163,665)
Real Estate Investment Trusts	(403,534)	–	–	(403,534)
Written Options	–	(103,512)	–	(103,512)
Total Investments	$ (69,567,199)	$ (103,512)	$ –	$ (69,670,711)

Other Financial Instruments:
Total Return Swaps *	$ –	$ (5,808,762)	$ –	$ (5,808,762)
Total Other Financial Instruments	$ –	$ (5,808,762)	$ –	$ (5,808,762)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.